Insurance technical provisions and pension plans (Details 3) - BRL (R$) R$ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Technical Provisions By Aggregated Products [Abstract]
Insurance - Vehicle, Elementary Lines, Life and Health		R$ 24,855,539	R$ 24,192,807
Insurance - Life with Survival Coverage (VGBL)		158,746,205	138,670,739
Pensions - PGBL and Traditional Plans		47,623,322	45,557,528
Pensions - Risk Traditional Plans		7,864,524	7,418,926
Total	[1]	R$ 239,089,590	R$ 215,840,000

[1]	Demand and savings deposits and Technical provisions for insurance and pension plans comprising VGBL and PGBL products are classified as up to 30 days, without considering average historical turnover; and